Document and Entity Information	Jul. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 11, 2020
Document Effective Date	Sep. 11, 2020
Prospectus Date	Nov. 27, 2019
PACE® Large Co Growth Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLAYX
PACE® Large Co Growth Equity Investments | CLASS A
Prospectus:
Trading Symbol	PLAAX
PACE® Large Co Growth Equity Investments | Class P
Prospectus:
Trading Symbol	PCLCX
PACE® International Emerging Markets Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWEYX
PACE® International Emerging Markets Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWEAX
PACE® International Emerging Markets Equity Investments | Class P
Prospectus:
Trading Symbol	PCEMX